Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 40,891	$ 49,356
Exchange differences	(1,016)	(1,391)
Additions	22,914	15,601
Disposals	0	0
Depreciation charge	(24,856)	(22,675)
Closing net book amount	37,933	40,891
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	15,921	24,469
Exchange differences	(504)	(737)
Additions	2,343	552
Disposals	0	0
Depreciation charge	(7,703)	(8,363)
Closing net book amount	10,057	15,921
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	22,160	17,117
Exchange differences	(458)	(207)
Additions	14,671	15,049
Disposals	0	0
Depreciation charge	(14,112)	(9,799)
Closing net book amount	22,261	22,160
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,810	7,770
Exchange differences	(54)	(447)
Additions	5,900	0
Disposals	0	0
Depreciation charge	(3,041)	(4,513)
Closing net book amount	5,615	2,810
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	670,498	665,868
Closing net book amount	670,926	670,498
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	549,961	557,872
Closing net book amount	535,749	549,961
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	98,985	85,738
Closing net book amount	108,827	98,985
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	21,552	22,258
Closing net book amount	26,350	21,552
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(629,607)	(616,512)
Closing net book amount	(632,993)	(629,607)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(534,040)	(533,403)
Closing net book amount	(525,692)	(534,040)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(76,825)	(68,621)
Closing net book amount	(86,566)	(76,825)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(18,742)	(14,488)
Closing net book amount	$ (20,735)	$ (18,742)